Share-Based Compensation (Details) - Schedule of Non-vested Stock Options - Non-vested Stock Options [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Schedule of Non-vested Stock Options [Line Items]
Non-vested Options Outstanding, Beginning Balance | shares	506,522
Weighted-Average Grant Date Fair Value, Beginning Balance (in Dollars per share) | $ / shares	$ 1.67
Non-vested Options Outstanding, Options Granted | shares
Weighted-Average Grant Date Fair Value, Options Granted | $ / shares
Non-vested Options Outstanding, Options Forfeited/Cancelled | shares	(116,807)
Weighted-Average Grant Date Fair Value, Options Forfeited/Cancelled | $ / shares	$ 1.64
Non-vested Options Outstanding, Options Exercised | shares
Weighted-Average Grant Date Fair Value, Options Exercised | $ / shares
Non-vested Options Outstanding, Options Vested | shares	(161,207)
Weighted-Average Grant Date Fair Value, Options Vested | $ / shares	$ 1.73
Non-vested Options Outstanding, Ending Balance | shares	228,508
Weighted-Average Grant Date Fair Value, Ending Balance (in Dollars per share) | $ / shares	$ 1.64